Subsequent Events (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 27, 2019 USD ($)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares
Subsequent Event [Line Items]
Common Partnership Units Issued		18,178,100	18,178,100
Common Partnership Units Outstanding		18,178,100	18,178,100
General Partner Units Issued		348,570
General Partner Units Outstanding		348,570	348,570
Common Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared		Jan. 22, 2019
Dividend declared | $ / shares		$ 0.315
Dividends Payable, Date to be Paid		Feb. 14, 2019
Dividends Payable, Date of Record		Feb. 05, 2019
Preferred Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared		Jan. 22, 2019
Dividend declared | $ / shares		$ 0.21375
Dividends Payable, Date to be Paid		Feb. 08, 2019
Dividends Payable, Date of Record		Feb. 01, 2019
Transaction Agreement with DSS
Subsequent Event [Line Items]
Number of vessels disposed	25
Proceeds from business spin off | $	$ 319,651
Closing date of Transaction Agreement		Mar. 27, 2019
Transaction Agreement with DSS | Class B Preferred Units
Subsequent Event [Line Items]
Total redemption price | $	$ 119,502
Redemption percentage	100.00%
Before Reverse Split
Subsequent Event [Line Items]
Common Partnership Units Issued		127,246,692
Common Partnership Units Outstanding		127,246,692
General Partner Units Issued		2,439,989
General Partner Units Outstanding		2,439,989
2017 Credit Facility | Transaction Agreement with DSS
Subsequent Event [Line Items]
Repayment amount | $	$ 89,298
Credit Facility 2015 and Aristaios Credit Facility | Transaction Agreement with DSS
Subsequent Event [Line Items]
Repayment amount | $	$ 146,517